UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	12/31/2011



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

 Mena Bielow-McAfee,       Coral Gables, FL          February 13, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              43
                                                  -----------------------

Form 13F Information Table Value Total:            $188683 (x1000)
                                                  -----------------------


List of Other Included Managers:

                           Name of Reporting Manager
                           Form 13F Information Table

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


FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                               TITLE OF              VALUE   SHRS OR SH/ PUT/     INVESTMENT   OTHER         VOTING   AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X$1000) PRN AMT PRN CALL     DISCRETION   MANAGERS        SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
ISHARES MSCI EX-US		  A 	464288240     6540     177686SH          SOLE        NONE           177686
iSHARES TR LEHMAN BD FD           A     464287226      226       2127SH          SOLE        NONE             2127
VANGUARD TOTAL BOND MKT           A     921937835       23        275SH          SOLE        NONE              275
DJ-UBS COMMODITY INDEX ETN        A     06738C778     8170     193417SH          SOLE        NONE           193417
iSHARES MSCI EAFE                 A     464287465       79       1602SH          SOLE        NONE             1602
iSHARES MSCI EMERGING MKTS        A     464287234       15        400SH          SOLE        NONE              400
iSHARES MSCI JAPAN                A     464286848        1        100SH          SOLE        NONE              100
iSHARES S&P GLBL INDX             A     464287572        0          0SH          SOLE        NONE                0
iSHARES S&P GLOBAL INDUSTRIALS    A     464288729       10        202SH          SOLE        NONE              202
iSHARES HIGH DIVIDEND YIELD       A     46429B663     7817     140843SH          SOLE        NONE           140843
iSHARES S&P MID VALUE             A     464287705    18430     242571SH          SOLE        NONE           242571
iSHARES S&P SM VALUE              A     464287879       39        557SH          SOLE        NONE              557
iSHARES TR 1-3 YR TREAS INDEX FD  A     464287457       21        253SH          SOLE        NONE              253
iSHARES TR BARCLAYS TIPS          A     464287176        9         80SH          SOLE        NONE               80
iSHARES TR DJ TOTAL MARKET        A     464287846       10        165SH          SOLE        NONE              165
iSHARES TR DJ US FINL             A     464287788        1         20SH          SOLE        NONE               20
MSCI EAF SMALL CAP INDEX ETF      A     464288273     2752      79171SH          SOLE        NONE            79171
PIMCO ENHANCED SHORT MAT          A     72201R833     6736      67265SH          SOLE        NONE            67265
RUSSELL 1000 GROWTH iSHARES       A     464287614        0          0SH          SOLE        NONE                0
RUSSELL 1000 iSHARES              A     464287622      311       4486SH          SOLE        NONE             4486
RUSSELL 2000 GROWTH iSHARES       A     464287648        0          0SH          SOLE        NONE                0
RUSSELL 2000 iSHARES              A     464287655       53        727SH          SOLE        NONE              727
RUSSELL 2000 VALUE iSHARES        A     464287630     1231      18764SH          SOLE        NONE            18764
RUSSELL 3000 iSHARES              A     464287689    97299    1311666SH          SOLE        NONE          1311666
RUSSELL MIDCAP VALUE iSHARES      A     464287473      334       7697SH          SOLE        NONE             7697
S&P 500 BARRA GROWTH iSHARES      A     464287309        0          0SH          SOLE        NONE                0
S&P 500 iSHARES                   A     464287200      180       1429SH          SOLE        NONE             1429
SCHWAB EMG MKT EQUITY ETF         A     808524706      153       6711SH          SOLE        NONE             6711
SCHWAB INTL EQUITY ETF            A     808524805       29       1237SH          SOLE        NONE             1237
SCHWAB LG-CAP VALUE ETF           A     808524409        4        140SH          SOLE        NONE              140
SCHWAB US BROAD MKT ETF           A     808524102      252       8341SH          SOLE        NONE             8341
SCHWAB US SMALL-CAP ETF           A     808524607        5        151SH          SOLE        NONE              151
SCHWAB INT'L SMALL CAP ETF        A     808524888      103       4407SH          SOLE        NONE             4407
SCHWAB US DIVIDEND EQUITY ETF     A     808524797        2         80SH          SOLE        NONE               80
SPDR TRUST UNIT SR                A     78462F103       26        211SH          SOLE        NONE              211
VANGUARD S/T CORP BOND IDX        A     99206C409    11337     145606SH          SOLE        NONE           145606
VANGUARD DIV APPRECIATION         A     921908844     9116     166835SH          SOLE        NONE           166835
VANGUARD IDX FDS GROWTH           A     922908736        0          6SH          SOLE        NONE                6
VANGUARD IDX FDS VALUE            A     922908744        2         44SH          SOLE        NONE               44
VANGUARD EMG MKT                  A     922042858     6071     158878SH          SOLE        NONE           158878
vANGUARD TOTAL STOCK MKT IDX      A     922908769     2878      44769SH          SOLE        NONE            44769
vANGUARD MEGA CAP 300 IDX         A     921910873     8338     193880SH          SOLE        NONE           193880
SPDR INDUSTRIAL SELECT SECTOR     A     81369Y704       80       2385SH          SOLE        NONE             2385

TOTAL                                              $188683(x1000)

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